CONSOLIDATED STATEMENT OF INCOME - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Interest and similar income	S/ 15,011,282	S/ 11,850,406	S/ 11,547,648
Interest and similar expenses	(3,493,187)	(2,490,802)	(2,978,696)
Net interest, similar income and expenses	11,518,095	9,359,604	8,568,952
Provision for credit losses on loan portfolio	(2,158,555)	(1,558,951)	(6,080,289)
Recoveries of written-off loans	347,017	346,728	159,781
Provision for credit losses on loan portfolio, net of recoveries	(1,811,538)	(1,212,223)	(5,920,508)
Net interest, similar income and expenses, after provision for credit losses on loan portfolio	9,706,557	8,147,381	2,648,444
Other income
Commissions and fees	3,640,319	3,493,734	2,912,778
Net gain on foreign exchange transactions	1,084,151	922,917	638,238
Net gain on securities	5,468	28,650	523,082
Net gain on derivatives held for trading	65,187	221,064	(13,401)
Net loss from exchange differences	(16,158)	(3,215)	58,539
Others	329,382	266,567	289,037
Total other income	5,108,349	4,929,717	4,408,273
Insurance underwriting result
Net premiums earned	2,873,295	2,671,530	2,428,060
Net claims incurred for life, general and health insurance contracts	(1,929,890)	(2,341,917)	(1,708,113)
Acquisition cost	(281,807)	(333,334)	(361,814)
Total insurance underwriting result	661,598	(3,721)	358,133
Other expenses
Salaries and employee benefits	(4,052,780)	(3,668,476)	(3,312,954)
Administrative expenses	(3,505,101)	(2,953,717)	(2,383,718)
Depreciation and amortization	(532,169)	(521,967)	(497,910)
Impairment loss on goodwill	0	0	(63,978)
Depreciation for right-of-use assets	(151,335)	(161,287)	(172,005)
Others	(379,230)	(435,114)	(760,124)
Total other expenses	(8,620,615)	(7,740,561)	(7,190,689)
Net result before income tax	6,855,889	5,332,816	224,161
Income tax	(2,110,501)	(1,660,987)	109,977
Net result after income tax	4,745,388	3,671,829	334,138
Attributable to:
Credicorp's equity holders	4,633,096	3,584,582	346,894
Non-controlling interest	112,292	87,247	(12,756)
Net result after income tax	S/ 4,745,388	S/ 3,671,829	S/ 334,138
Net basic and dilutive earnings per share attributable to Credicorp's equity holders:
Basic (in sol per share)	S/ 58.26	S/ 45.09	S/ 4.37
Diluted (in sol per share)	S/ 58.13	S/ 44.99	S/ 4.36